REVENUE AND EXPENSES (Details 1) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	€ 115,747	€ 80,253	€ 70,497
Spain [Member]
IfrsStatementLineItems [Line Items]
Total	60,043	49,753	48,279
Mexico [Member]
IfrsStatementLineItems [Line Items]
Total	45,518	24,908	18,422
Colombia [Member]
IfrsStatementLineItems [Line Items]
Total	7,007	3,976	2,355
Argentina [Member]
IfrsStatementLineItems [Line Items]
Total	1,077
Others [Member]
IfrsStatementLineItems [Line Items]
Total	€ 2,102	€ 1,616	€ 1,441